LOANS AND ADVANCES TO CUSTOMERS, NET - Allowance for loans losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	$ (254,444,099)
Ending balance	(237,728,544)	$ (254,444,099)
Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	15,479,640	15,864,482	$ 16,616,043
Loan sales	(829,547)	(225,226)	(27,817)
Recovery of charged - off loans	770,934	674,966	565,436
Credit impairment charges on loans, advances and financial leases, net	7,461,479	3,721,353	2,521,178
Adjusted stage 3	1,048,905	702,633	607,734
Charges-off	(6,720,363)	(6,164,902)	(5,036,431)
Translation adjustment	(987,945)	906,334	618,339
Ending balance	16,223,103	15,479,640	15,864,482
Commercial | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	7,270,305	7,813,023	7,673,720
Loan sales	(829,547)	(225,226)	(27,817)
Recovery of charged - off loans	93,251	188,018	125,208
Credit impairment charges on loans, advances and financial leases, net	756,174	502,577	198,619
Adjusted stage 3	427,283	323,196	216,330
Charges-off	(970,685)	(1,742,895)	(674,248)
Translation adjustment	(456,515)	411,612	301,211
Ending balance	6,290,266	7,270,305	7,813,023
Consumer | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	6,047,135	5,305,267	5,753,430
Recovery of charged - off loans	548,655	385,011	349,125
Credit impairment charges on loans, advances and financial leases, net	6,313,453	3,447,515	2,268,595
Adjusted stage 3	509,668	279,843	288,214
Charges-off	(5,261,966)	(3,788,517)	(3,618,009)
Translation adjustment	(439,907)	418,016	263,912
Ending balance	7,717,038	6,047,135	5,305,267
Mortgage | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,024,091	1,061,058	992,515
Recovery of charged - off loans	64,573	28,690	26,660
Credit impairment charges on loans, advances and financial leases, net	104,417	183,436	68,809
Adjusted stage 3	33,465	38,769	49,893
Charges-off	(128,532)	(345,991)	(110,408)
Translation adjustment	(74,808)	58,129	33,589
Ending balance	1,023,206	1,024,091	1,061,058
Financial Leases | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,013,074	1,521,067	1,996,033
Recovery of charged - off loans	61,749	72,056	61,303
Credit impairment charges on loans, advances and financial leases, net	167,904	(461,665)	(34,678)
Adjusted stage 3	67,288	48,836	40,747
Charges-off	(277,904)	(176,407)	(554,701)
Translation adjustment	(7,536)	9,187	12,363
Ending balance	1,024,575	1,013,074	1,521,067
Small Business Loans | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	125,035	164,067	200,345
Recovery of charged - off loans	2,706	1,191	3,140
Credit impairment charges on loans, advances and financial leases, net	119,531	49,490	19,833
Adjusted stage 3	11,201	11,989	12,550
Charges-off	(81,276)	(111,092)	(79,065)
Translation adjustment	(9,179)	9,390	7,264
Ending balance	$ 168,018	$ 125,035	$ 164,067